Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue
General and administrative expenses	17,839	19,190	29,321	27,078	51,354	54,627
Loss from operations	(17,839)	(19,190)	(29,321)	(27,078)	(51,354)	(54,627)
Net loss	$ (17,839)	$ (19,190)	$ (29,321)	$ (27,078)	$ (51,354)	$ (54,627)
Weighted average common stock outstanding, basic and diluted (in Shares)	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Net loss per share of common stock, basic and diluted (in Dollars per share)	$ 0	$ 0	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)